Note 7 - Disposal Group Assets Held for Sale	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note
7.
Disposal Group Assets Held for Sale

At
September 30, 2020,
the Company was in negotiations with an interested
third
party for the sale of all of its assets and liabilities related to its neural stem cell program (NSI-
566
). The Company has concluded that it is probable that this sale will be completed within one
year and that the assets and liabilities should be classified as a disposal group held for sale in its balance sheet at
September 30, 2020.
Assets and liabilities classified as held for sale will
no
longer be depreciated or amortized. Although the Company believes the sale will be consummated and the parties have conceptually agreed on terms, no
binding agreements have been entered into and there can be
no
assurance that the sale will ultimately be consummated or on what terms and conditions.

Based on current negotiations, the Company concluded the net proceeds from the sale are expected to exceed the net carrying value of the assets and liabilities and accordingly, no
impairment charge has been recognized as of
September 30, 2020.

The assets and liabilities classified as a disposal group held for sale are comprised of the following:

September 30, 2020
Cash	$100,367
Prepaid expenses	143,836
Property and equipment, net	1,080
Patents, net	458,738
ROU and other assets	195,517
Disposal group assets held for sale	$899,538

Accounts payable and accrued expenses	$166,373
Lease liabilities	159,439
Disposal group liabilities associated with assets held for sale	$325,812